Other Components of Equity - Summary of Movement of Cost of Hedging Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Balance at the beginning		₨ 598,034.7	₨ 558,067.4
Gain/(loss) recognized on cash flow hedges	$ 605.2	44,248.7	(25,583.4)	₨ (90,571.2)
(Gain)/loss reclassified to profit or loss	139.6	10,201.3	49,160.5	80,562.9
Balance at the end	7,100.8	519,135.8	598,034.7	558,067.4
Cash flow hedges [abstract]
Equity	7,100.8			558,067.4
Movements of cost of hedging reserve which included time value of options forward element of forward contracts and foreign currency basis spread [Member]
Balance at the beginning	(60.6)	(4,428.7)	(2,873.9)	(4,473.1)
Effect of transition to IFRS 9				204.8
Gain/(loss) recognized on cash flow hedges	79.3	5,791.9	(2,453.4)	(746.6)
Income tax relating to gain/loss recognized on cash flow hedges	(16.0)	(1,169.8)	600.6	207.5
(Gain)/loss reclassified to profit or loss	(17.2)	(1,254.6)	(942.4)	659.3
Income tax relating to gain/loss reclassified to profit or loss	2.5	181.7	167.0	(125.3)
Amounts removed from hedge reserve and recognized in inventory	14.7	1,077.2	1,324.9	1,727.8
Income tax related to amounts removed from hedge reserve and recognized in inventory	(2.8)	(203.8)	(251.5)	(328.3)
Balance at the end	(0.1)	(6.1)	(4,428.7)	(2,873.9)
Cash flow hedges [abstract]
Equity	(0.1)			(2,873.9)
Movements of cost of hedging reserve which included time value of options forward element of forward contracts and foreign currency basis spread [Member] | Continued Hedges [Member]
Balance at the beginning		(4,338.6)	(2,873.9)
Balance at the end	(0.1)	(6.1)	(4,338.6)	(2,873.9)
Cash flow hedges [abstract]
Equity	$ (0.1)			₨ (2,873.9)
Movements of cost of hedging reserve which included time value of options forward element of forward contracts and foreign currency basis spread [Member] | Discontinued Hedges [Member]
Balance at the beginning		₨ (90.1)
Balance at the end			₨ (90.1)
Cash flow hedges [abstract]
Equity